UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CSI Capital Management, Inc.

Address:   600 California, 18th Floor
           San Francisco, CA  94108


Form 13F File Number: 28-05255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Leland H. Faust
Title:  Chairman
Phone:  415-421-0535

Signature,  Place,  and  Date  of  Signing:

/s/ Leland H. Faust                San Francisco, CA                  7/18/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 CSI Equity Fund
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $       28,282
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                     COM            88579Y101      202     2130 SH       SOLE                  2130      0    0
ABBOTT LABS                    COM            002824100      233     4426 SH       SOLE                  4426      0    0
AFLAC                          COM            001055102      317     6800 SH       SOLE                  6800      0    0
APPLE COMPUTER                 COM            037833100     1385     4125 SH       SOLE                  4125      0    0
CHEVRONTEXACO                  COM            166764100      819     7964 SH       SOLE                  7964      0    0
CISCO SYSTEMS                  COM            17275R102      387    24818 SH       SOLE                 24818      0    0
COCA COLA                      COM            191216100      427     6350 SH       SOLE                  6350      0    0
COLGATE PALMOLIVE              COM            194162103      789     9030 SH       SOLE                  9030      0    0
CONOCOPHILLIPS                 COM            20825C104      289     3840 SH       SOLE                  3840      0    0
COSTCO                         COM            22160K105      267     3283 SH       SOLE                  3283      0    0
DU PONT                        COM            263534109      270     4987 SH       SOLE                  4987      0    0
EMERSON ELEC CO                COM            291011104      323     5737 SH       SOLE                  5737      0    0
EXXON MOBIL                    COM            30231G102      217     2667 SH       SOLE                  2667      0    0
FRANKLIN RESOURCES             COM            354613101      712     5425 SH       SOLE                  5425      0    0
FUTURE FILMS INC COM           COM            36116K100        0   199200 SH       SOLE                199200      0    0
GENERAL ELECTRIC               COM            369604103      412    21851 SH       SOLE                 21851      0    0
GENERAL MLS INC                COM            370334104      242     6510 SH       SOLE                  6510      0    0
HONEYWELL                      COM            438516106      465     7795 SH       SOLE                  7795      0    0
INTEL CORP                     COM            458140100      661    29845 SH       SOLE                 29845      0    0
ISHARES DJ REAL ESTATE         COM            464287739      473     7850 SH       SOLE                  7850      0    0
J P MORGAN CHASE               COM            46625H100      287     7004 SH       SOLE                  7004      0    0
JOHNSON & JOHNSON              COM            478160104      450     6760 SH       SOLE                  6760      0    0
KIMBERLY CLARK                 COM            494368103      403     6050 SH       SOLE                  6050      0    0
KRAFT FOODS                    COM            50075N104      276     7845 SH       SOLE                  7845      0    0
MCDONALDS                      COM            580135101      394     4675 SH       SOLE                  4675      0    0
MICROSOFT                      COM            594918104      266    10219 SH       SOLE                 10219      0    0
NEXTERA ENERGY INC.            COM            65339F101      204     3553 SH       SOLE                  3553      0    0
NIKE CL B                      COM            654106103      336     3736 SH       SOLE                  3736      0    0
OMNICOM GROUP                  COM            681919106      592    12300 SH       SOLE                 12300      0    0
ORACLE                         COM            68389X105      501    15230 SH       SOLE                 15230      0    0
PEPSICO                        COM            713448108     1339    19014 SH       SOLE                 19014      0    0
PROCTER GAMBLE                 COM            742718109      731    11501 SH       SOLE                 11501      0    0
QUALCOMM                       COM            747525103      245     4306 SH       SOLE                  4306      0    0
S&P 500 SPDRS LRG CAP ETF      COM            78462F103     3090    23418 SH       SOLE                 23418      0    0
SOUTHERN CO                    COM            842587107      252     6235 SH       SOLE                  6235      0    0
STATE STREET                   COM            857477103      415     9200 SH       SOLE                  9200      0    0
STREETTRACKS SER TR SPDR S&P D COM            78464A763     1060    19605 SH       SOLE                 19605      0    0
STRYKER CORP                   COM            863667101      217     3700 SH       SOLE                  3700      0    0
UNITED TECH                    COM            913017109      318     3592 SH       SOLE                  3592      0    0
VISA                           COM            92826C839      339     4025 SH       SOLE                  4025      0    0
WAL-MART STORES                COM            931142103      240     4510 SH       SOLE                  4510      0    0
WALGREEN CO                    COM            931422109      792    18645 SH       SOLE                 18645      0    0
WALT DISNEY                    COM            254687106      418    10706 SH       SOLE                 10706      0    0
ISHARES RUSSELL 2K             COM            464287655      499     6032 SH       SOLE                  6032      0    0
ABB LTD SPONSORED ADR          ADR            000375204      233     8995 SH       SOLE                  8995      0    0
BHP LTD ADR                    ADR            088606108      457     4827 SH       SOLE                  4827      0    0
CENOVUS ENERGY                 ADR            15135U109      249     6620 SH       SOLE                  6620      0    0
EMERGING MARKET ISHR           ADR            464287234     1006    21139 SH       SOLE                 21139      0    0
ENCANA                         ADR            292505104      210     6835 SH       SOLE                  6835      0    0
HUTCHISON WHAMPOA              ADR            448415208      333     6175 SH       SOLE                  6175      0    0
ISHARES S&P EURO 350           ADR            464287861      469    11140 SH       SOLE                 11140      0    0
NESTLE ADR                     ADR            641069406      372     5989 SH       SOLE                  5989      0    0
ROCHE HOLDINGS ADR             ADR            771195104      285     6826 SH       SOLE                  6826      0    0
SAP ADR                        ADR            803054204      246     4057 SH       SOLE                  4057      0    0
SCHLUMBERGER                   ADR            806857108      660     7635 SH       SOLE                  7635      0    0
SPDR INDEX SHS FDS MSCI ACWI E ADR            78463X848      788    22740 SH       SOLE                 22740      0    0
TOTAL                          ADR            89151E109      204     3523 SH       SOLE                  3523      0    0
UNILEVER NV                    ADR            904784709      216     6575 SH       SOLE                  6575      0    0


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